SEGMENT INFORMATION - Adjustments Related to MVC Shortfall Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Adjustments related to MVC shortfall payments	$ (11,902)	$ 26,565	$ 17,025
Reportable Segments
Segment Reporting Information [Line Items]
Adjustments related to MVC shortfall payments	(11,902)	26,565	17,025
Reportable Segments | Williston Basin Segment
Segment Reporting Information [Line Items]
Adjustments related to MVC shortfall payments	11,870	10,743	3,600
Reportable Segments | Piceance DJ Basins Segment
Segment Reporting Information [Line Items]
Adjustments related to MVC shortfall payments	(21,590)	15,194	12,395
Reportable Segments | Barnett Shale Segment
Segment Reporting Information [Line Items]
Adjustments related to MVC shortfall payments	$ (2,182)	$ 628	$ 1,030